Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2021
Land Use Rights Net [Abstract]
Schedule of land use rights
	December 31, 2020	December 31, 2021
Cost of land use rights	$16,007	$16,390
Less: accumulated amortization	(2,006)	(2,382)
Land use rights, net	$14,001	$14,008